SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives not designated as hedging:
Total derivatives	$ 69	$ 24	$ 139
Financial Expenses [Member]
Derivatives not designated as hedging:
Foreign exchange forward contracts	$ 69	$ 24	$ 139